Fees Summary	Aug. 02, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 738,720,000
Previously Paid Amount	0
Total Fee Amount	109,036
Total Offset Amount	0
Net Fee	$ 109,036